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                        SUPPLEMENT DATED JUNE 17, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                     AS ELECTRONICALLY DISSEMINATED ON THE
            FIDELITY INVESTMENTS WEB SITE (HTTP://WWW.FIDELITY.COM)

                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

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  The Prospectus, as electronically disseminated on the Fidelity Investments
Web site (http://www.fidelity.com), is being amended and supplemented to reflect a change to the cover page of the Prospectus. The third paragraph in the first column on the cover page of the Prospectus is hereby deleted and replaced with the following:

  A Statement of Additional Information ("SAI") dated May 1, 1998, as supplemented through June 5, 1998, has been filed with the Securities and Exchange Commission and is available, along with material incorporated by reference and other information regarding the Portfolios, on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference, and, therefore, legally forms a part of the Prospectus. For a copy of the SAI, at no charge, contact the Fund by calling 1-800-422-6464, ext. 7182 or contact your insurance company.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE